Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes

The Company has non-capital losses carried forward of $1,482,464 available to offset taxable income in future years which expires beginning in fiscal 2015.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26% (2013 – 25.75%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2014 $	2013 $

Income tax expense at statutory rate	(141,053)	50,575

Permanent differences and other	5,198	23,173
Changes in enacted tax rates	–	(21,132)
Expiry of non-capital loss	229,428	–
Change in valuation allowance	(93,573)	(52,616)

Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2014 and 2013, are as follows:

	2014 $	2013 $

Deferred income tax assets (liability)

Non-capital losses carried forward	385,441	508,031
Marketable securities	17,384	(11,635)

Total gross deferred income tax assets	402,824	496,397

Valuation allowance	(402,824)	(496,397)

Net deferred income tax asset	–	–